Description of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2022
Description of Business and Organization [Abstract]
Schedule of company's subsidiaries and VIEs
Name	Date of incorporation	Place of incorporation	Percentage of legal ownership
Subsidiaries:
LK Technology Ltd.	Mar-3- 11	BVI	100%
Dream Beyond Global Limited	Dec-12- 18	BVI	100%
Superengine Holding Limited	Jun-14- 18	BVI	100%
Saleya Holding Limited(1)	Apr-6- 06	BVI	100%
MMB Limited	Apr-11- 13	Hong Kong	100%
Mobile Media (China) Limited	Nov-6- 07	Hong Kong	100%
Beijing Luokuang Spatial-Temporal Data Technology Co., Ltd.	Feb-1- 13	PRC	100%
Shenzhen Luokung Technology Co., Ltd.	Dec-23- 10	PRC	100%
Yunnan Luokung Technology Co., Ltd.	Jul-7- 21	PRC	100%
DMG Infotech Co., Ltd(1)	Oct-20- 06	PRC	100%
Jiangsu Zhong Chuan Rui You Information and Technology Co., Ltd. (“Zhong Chuan Rui You”)	May-26- 11	PRC	100%
Huoerguosi Luokung Information and Technology Co., Ltd.	Jul-19- 17	PRC	100%
Shenzhen Jiu Zhou Shi Dai Digital and Technology Co., Ltd.	Nov-26- 04	PRC	100%
Shanghai PICO AI Technology Co., Ltd.	Jul-23- 21	PRC	100%
Luokung Zhitong Technology Co., Ltd.	May-18- 20	PRC	51%
Beijing Yuanli Anda Technology Co., Ltd.	Jun-13- 18	PRC	51%
Beijing Wave Function Culture Development Co., Ltd (“Wave Function”) (2)	Mar-30- 21	PRC	41%
Yunnan Wave Function Technology Co., Ltd (2)	Jul-22- 21	PRC	41%
BOTBRAIN AI LIMITED	May-22- 19	BVI	67.36%
BOTBRAIN LIMITED	Sep-10- 19	Hong Kong	67.36%
Beijing BotBrain AI Information Technology Ltd.	Jan-14- 20	PRC	67.36%
Nanjing BotBrain AI Technology Co., Ltd.	Mar-6- 19	PRC	43.78%
Beijing GWIN Digital Technology Co., Ltd.	Jun-17- 21	PRC	70%
Luokung Remote Sensing Technology Co., Ltd.	Oct-25- 21	PRC	75%
Yunnan eMapgo Technologies Co., Ltd.	May-10-22	PRC	100%
Beijing BotAiot Intelligence Co., Ltd.	Mar-9-22	PRC	34.35%
Wave Function Big Data (Yunnan) Co., Ltd.(2)	Feb-17-22	PRC	41%
Beijing Luokung Zhishang Cateing Management Co., Ltd.	Mar-16-22	PRC	100%
Pinkong Partner Ltd.	Jun-24-21	BVI	75%
PICO AI Ltd.	Jul-14-21	BVI	75%
PICO AI HongKong Limited	Jul-20-21	Hong Kong	75%
PicoAI US Inc.	Aug-26-21	U.S.A	52.5%

Name	Date of incorporation	Place of incorporation	Percentage of legal ownership
Contractual Control:
Superengine Graphics Software Technology Development (Suzhou) Co., Ltd. (“Suzhou Superengine”)	Apr-2- 04	PRC	100%
Anhui Superengine Intelligent Technology co., Ltd	Oct-26- 17	PRC	100%
SuperEngine (Hainan) Technology Development Co., Ltd.	Aug-20- 20	PRC	100%
Luokung Datong Data Technology Co., Ltd.	Aug-27- 20	PRC	75%
VIEs:
Beijing Zhong Chuan Shi Xun Technology Co., Ltd. (“Zhong Chuan Shi Xun”)	May-17- 04	PRC	100%
Beijing BotBrain AI Technology Co., Ltd. (“Beijing BotBrain”)	Jan-18- 16	PRC	67.36%
eMapgo Technologies (Beijing) Co., Ltd. (1) (“EMG”)	Mar-12- 04	PRC	100%

(1)	Acquired on March 17, 2021
(2)	Luokung entered into a formal agreement with a 10% shareholder and agreed to control these entities through the cooperation of a 10% shareholder who votes consistent with the Company’s wishes.